UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2021

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P Mid Cap 400® Index Fund
(Institutional Class, Investor Class and Class L)
Semi-Annual Report
June 30, 2021
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2021 (unaudited)
Sector	Percentage of Fund Investments
Financial	24.03%
Industrial	19.84
Consumer, Non-cyclical	16.83
Consumer, Cyclical	16.23
Technology	8.73
Basic Materials	4.26
Energy	3.28
Utilities	3.00
Communications	2.63
Government Money Market Mutual Funds	0.38
Short Term Investments	0.79
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Institutional Class
Actual	$1,000.00	$1,174.50	$1.02
Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$0.95
Investor Class
Actual	$1,000.00	$1,172.70	$2.96
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.76
Class L
Actual	$1,000.00	$1,170.50	$4.31
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.01
* Expenses are equal to the Fund's annualized expense ratio of 0.19% for the Institutional Class, 0.55% for the Investor Class and 0.80% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.15%
18,067	Ashland Global Holdings Inc	$ 1,580,862
18,816	Cabot Corp	1,071,195
54,115	Chemours Co	1,883,202
151,925	Cleveland-Cliffs Inc(a)(b)	3,275,503
38,997	Commercial Metals Co	1,197,988
11,119	Compass Minerals International Inc	658,912
13,044	Ingevity Corp(a)	1,061,260
10,932	Minerals Technologies Inc	860,020
2,347	NewMarket Corp	755,687
47,437	Olin Corp	2,194,436
21,066	Reliance Steel & Aluminum Co	3,178,859
21,447	Royal Gold Inc	2,447,103
42,824	RPM International Inc	3,797,632
13,755	Sensient Technologies Corp	1,190,633
66,350	Steel Dynamics Inc	3,954,460
89,167	United States Steel Corp(b)	2,140,008
59,515	Valvoline Inc	1,931,857
		33,179,617
Communications — 2.56%
1,797	Cable One Inc	3,437,320
51,241	Ciena Corp(a)	2,915,101
12,517	FactSet Research Systems Inc	4,200,830
38,564	Iridium Communications Inc(a)	1,542,174
48,198	New York Times Co Class A	2,099,023
73,346	TEGNA Inc	1,375,971
32,428	Telephone & Data Systems Inc	734,818
32,420	TripAdvisor Inc(a)	1,306,526
22,118	Viasat Inc(a)	1,102,361
14,976	World Wrestling Entertainment Inc Class A	866,961
22,871	Yelp Inc(a)	913,925
		20,495,010
Consumer, Cyclical — 15.81%
30,746	Adient PLC(a)	1,389,719
49,987	American Eagle Outfitters Inc(b)	1,876,012
17,759	AutoNation Inc(a)	1,683,731
30,189	Avient Corp	1,484,091
45,346	BJ's Wholesale Club Holdings Inc(a)	2,157,563
26,685	Boyd Gaming Corp(a)	1,640,861
25,759	Brunswick Corp	2,566,112
38,471	Callaway Golf Co(a)	1,297,627
50,039	Capri Holdings Ltd(a)	2,861,730
14,316	Carter's Inc	1,476,982
12,251	Casey's General Stores Inc	2,384,535
9,485	Choice Hotels International Inc	1,127,387
11,464	Churchill Downs Inc	2,272,853
36,318	Cinemark Holdings Inc(a)	797,180
10,020	Columbia Sportswear Co	985,567
7,705	Cracker Barrel Old Country Store Inc	1,143,884
21,623	Crocs Inc(a)	2,519,512
Shares		Fair Value
Consumer, Cyclical — (continued)
47,101	Dana Inc	$ 1,119,120
9,160	Deckers Outdoor Corp(a)	3,518,081
21,670	Dick's Sporting Goods Inc	2,171,117
13,540	FirstCash Inc	1,034,998
18,515	Five Below Inc(a)	3,578,394
33,889	Foot Locker Inc	2,088,579
13,877	Fox Factory Holding Corp(a)	2,160,094
79,224	Gentex Corp	2,621,522
92,717	Goodyear Tire & Rubber Co(a)	1,590,097
50,813	Harley-Davidson Inc	2,328,252
24,764	Healthcare Services Group Inc	781,799
19,365	Herman Miller Inc	912,866
44,665	IAA Inc(a)	2,436,029
7,527	Jack in the Box Inc	838,809
104,701	JetBlue Airways Corp(a)	1,756,883
43,091	KAR Auction Services Inc(a)	756,247
28,773	KB Home	1,171,637
51,767	Kohl's Corp	2,852,879
18,095	Lear Corp	3,171,692
9,839	Lithia Motors Inc Class A	3,381,074
14,117	Marriott Vacations Worldwide Corp(a)	2,248,838
115,466	Mattel Inc(a)	2,320,867
15,539	MSC Industrial Direct Co Inc Class A	1,394,314
8,348	Murphy USA Inc	1,113,373
35,684	Nordstrom Inc(a)	1,304,964
16,456	Nu Skin Enterprises Inc Class A	932,232
18,818	Ollie's Bargain Outlet Holdings Inc(a)	1,583,158
10,773	Papa John's International Inc	1,125,132
18,944	Polaris Inc	2,594,570
5,563	RH (a)	3,777,277
18,407	Scientific Games Corp(a)	1,425,438
13,445	Scotts Miracle-Gro Co	2,580,364
24,623	Six Flags Entertainment Corp(a)	1,065,683
44,056	Skechers USA Inc Class A(a)	2,195,310
42,292	Taylor Morrison Home Corp(a)	1,117,355
60,566	Tempur Sealy International Inc	2,373,582
21,677	Texas Roadhouse Inc	2,085,327
18,307	Thor Industries Inc	2,068,691
37,124	Toll Brothers Inc	2,146,138
28,497	Travel + Leisure Co	1,694,147
39,267	Tri Pointe Homes Inc(a)	841,492
55,085	Univar Solutions Inc(a)	1,342,972
22,225	Urban Outfitters Inc(a)	916,114
9,069	Visteon Corp(a)	1,096,805
10,883	Watsco Inc	3,119,503
57,673	Wendy's Co	1,350,702
25,194	Williams-Sonoma Inc(b)	4,022,222
9,766	Wingstop Inc	1,539,415
20,713	World Fuel Services Corp	657,223
30,883	Wyndham Hotels & Resorts Inc	2,232,532
24,808	YETI Holdings Inc(a)	2,277,871
		126,479,126

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — 16.40%
29,674	Acadia Healthcare Co Inc(a)	$ 1,862,043
16,302	Adtalem Global Education Inc(a)	581,003
10,771	Amedisys Inc(a)	2,638,141
34,418	Arrowhead Pharmaceuticals Inc(a)	2,850,499
17,592	ASGN Inc(a)	1,705,192
17,008	Avis Budget Group Inc(a)	1,324,753
12,861	Bio-Techne Corp	5,790,794
3,076	Boston Beer Co Inc Class A(a)	3,139,981
16,237	Brink's Co	1,247,651
5,288	Chemed Corp	2,509,156
92,398	Coty Inc Class A(a)	862,997
53,956	Darling Ingredients Inc(a)	3,642,030
15,119	Emergent BioSolutions Inc(a)	952,346
32,916	Encompass Health Corp	2,568,435
53,164	Envista Holdings Corp(a)	2,297,216
103,627	Exelixis Inc(a)	1,888,084
64,120	Flowers Foods Inc	1,551,704
11,316	FTI Consulting Inc(a)	1,545,879
25,685	Globus Medical Inc Class A(a)	1,991,358
1,341	Graham Holdings Co Class B	850,060
15,183	Grand Canyon Education Inc(a)	1,366,014
28,799	Grocery Outlet Holding Corp(a)	998,173
60,294	H&R Block Inc	1,415,703
16,527	Haemonetics Corp(a)	1,101,359
26,738	Hain Celestial Group Inc(a)	1,072,729
44,258	Halozyme Therapeutics Inc(a)	2,009,756
27,570	HealthEquity Inc(a)	2,218,834
8,085	Helen of Troy Ltd(a)	1,844,350
21,979	Hill-Rom Holdings Inc	2,496,595
6,418	ICU Medical Inc(a)	1,320,824
22,146	Ingredion Inc	2,004,213
11,913	Insperity Inc	1,076,578
23,484	Integra LifeSciences Holdings Corp(a)	1,602,548
19,872	Jazz Pharmaceuticals PLC(a)	3,530,062
14,310	John Wiley & Sons Inc Class A	861,176
6,394	Lancaster Colony Corp	1,237,303
10,470	LHC Group Inc(a)	2,096,722
5,399	Ligand Pharmaceuticals Inc(a)	708,295
16,255	LivaNova PLC(a)	1,367,208
22,699	LiveRamp Holdings Inc(a)	1,063,448
18,080	ManpowerGroup Inc	2,149,893
16,731	Masimo Corp(a)	4,056,431
9,042	Medpace Holdings Inc(a)	1,597,088
19,310	Molina Healthcare Inc(a)	4,886,589
60,567	Nektar Therapeutics(a)	1,039,330
35,513	Neogen Corp(a)	1,635,018
31,263	Neurocrine Biosciences Inc(a)	3,042,515
17,205	NuVasive Inc(a)	1,166,155
28,161	Patterson Cos Inc	855,813
12,429	Paylocity Holding Corp(a)	2,371,453
11,218	Penumbra Inc(a)	3,074,405
15,466	Pilgrim's Pride Corp(a)	343,036
19,391	Post Holdings Inc(a)	2,103,342
21,945	PROG Holdings Inc	1,056,213
12,381	Progyny Inc(a)	730,479
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
12,803	Quidel Corp(a)	$ 1,640,320
45,090	R1 RCM Inc(a)	1,002,802
16,884	Repligen Corp(a)	3,370,384
105,635	Sabre Corp(a)	1,318,325
6,489	Sanderson Farms Inc	1,219,737
55,096	Service Corp International	2,952,595
39,393	Sprouts Farmers Market Inc(a)	978,916
15,506	STAAR Surgical Co(a)	2,364,665
8,077	Strategic Education Inc	614,337
33,183	Syneos Health Inc(a)	2,969,547
35,311	Tenet Healthcare Corp(a)	2,365,484
6,019	Tootsie Roll Industries Inc(b)	204,104
18,065	TreeHouse Foods Inc(a)	804,254
14,812	United Therapeutics Corp(a)	2,657,421
14,794	WEX Inc(a)	2,868,557
15,964	WW International Inc(a)	576,939
		131,207,359
Energy — 3.19%
95,156	Antero Midstream Corp	988,671
61,159	ChampionX Corp(a)	1,568,728
34,001	Cimarex Energy Co	2,463,372
71,447	CNX Resources Corp(a)	975,966
91,114	EQT Corp(a)	2,028,198
132,214	Equitrans Midstream Corp	1,125,141
28,148	First Solar Inc(a)	2,547,676
49,587	HollyFrontier Corp	1,631,412
48,324	Murphy Oil Corp	1,124,983
17,186	SolarEdge Technologies Inc(a)	4,749,695
53,271	Sunrun Inc(a)	2,971,456
75,608	Targa Resources Corp	3,360,776
		25,536,074
Financial — 23.42%
13,804	Affiliated Managers Group Inc	2,128,715
4,606	Alleghany Corp(a)	3,072,524
16,492	Alliance Data Systems Corp	1,718,301
45,588	American Campus Communities Inc REIT	2,129,871
22,750	American Financial Group Inc	2,837,380
51,858	Apartment Income Corp REIT	2,459,625
49,894	Associated Banc-Corp	1,021,829
31,355	BancorpSouth Bank	888,287
13,051	Bank of Hawaii Corp	1,099,155
40,080	Bank OZK	1,689,773
28,557	Brighthouse Financial Inc(a)	1,300,486
98,194	Brixmor Property Group Inc REIT	2,247,661
77,354	Brown & Brown Inc	4,110,592
32,301	Camden Property Trust REIT	4,285,374
24,513	Cathay General Bancorp	964,832
32,758	CIT Group Inc	1,689,985
44,351	CNO Financial Group Inc	1,047,571
34,830	Commerce Bancshares Inc	2,596,925
14,214	CoreSite Realty Corp REIT	1,913,204
36,414	Corporate Office Properties Trust REIT	1,019,228

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Financial — (continued)
49,155	Cousins Properties Inc REIT	$ 1,807,921
18,701	Cullen/Frost Bankers Inc	2,094,512
40,519	CyrusOne Inc REIT	2,897,919
54,541	Douglas Emmett Inc REIT	1,833,668
46,910	East West Bancorp Inc	3,362,978
13,234	EastGroup Properties Inc REIT	2,176,331
24,264	EPR Properties REIT(a)	1,278,227
37,316	Essent Group Ltd	1,677,354
13,665	Evercore Inc Class A	1,923,622
30,766	Federated Hermes Inc	1,043,275
36,288	First American Financial Corp	2,262,557
47,050	First Financial Bankshares Inc	2,311,566
182,652	First Horizon Corp	3,156,227
42,699	First Industrial Realty Trust Inc REIT	2,230,169
105,187	FNB Corp	1,296,956
52,917	Fulton Financial Corp	835,030
31,691	Glacier Bancorp Inc	1,745,540
28,277	Hancock Whitney Corp	1,256,630
11,942	Hanover Insurance Group Inc	1,619,813
46,843	Healthcare Realty Trust Inc REIT	1,414,659
34,408	Highwoods Properties Inc REIT	1,554,209
49,090	Home BancShares Inc	1,211,541
49,951	Hudson Pacific Properties Inc REIT	1,389,637
26,826	Interactive Brokers Group Inc Class A	1,763,273
18,595	International Bancshares Corp	798,469
56,432	Janus Henderson Group PLC	2,190,126
36,467	JBG SMITH Properties REIT	1,149,075
65,662	Jefferies Financial Group Inc	2,245,640
16,965	Jones Lang LaSalle Inc(a)	3,315,979
20,183	Kemper Corp	1,491,524
35,040	Kilroy Realty Corp REIT	2,440,186
6,996	Kinsale Capital Group Inc	1,152,731
28,665	Lamar Advertising Co REIT Class A	2,993,199
3,659	LendingTree Inc(a)	775,269
25,413	Life Storage Inc REIT	2,728,086
54,806	Macerich Co REIT	1,000,209
194,497	Medical Properties Trust Inc REIT	3,909,390
8,672	Mercury General Corp	563,246
112,200	MGIC Investment Corp	1,525,920
58,058	National Retail Properties Inc REIT	2,721,759
22,441	National Storage Affiliates Trust REIT	1,134,617
58,199	Navient Corp	1,124,987
154,208	New York Community Bancorp Inc	1,699,372
93,716	Old Republic International Corp	2,334,466
77,825	Omega Healthcare Investors Inc REIT	2,824,269
38,660	PacWest Bancorp	1,591,246
78,199	Park Hotels & Resorts Inc REIT(a)	1,611,681
Shares		Fair Value
Financial — (continued)
42,548	Pebblebrook Hotel Trust REIT	$ 1,002,005
71,248	Physicians Realty Trust REIT	1,315,951
25,162	Pinnacle Financial Partners Inc	2,221,553
21,762	PotlatchDeltic Corp REIT	1,156,650
13,040	Primerica Inc	1,996,946
30,731	Prosperity Bancshares Inc	2,206,486
6,566	PS Business Parks Inc REIT	972,293
46,075	Rayonier Inc REIT	1,655,475
22,480	Reinsurance Group of America Inc	2,562,720
16,431	RenaissanceRe Holdings Ltd	2,445,261
44,329	Rexford Industrial Realty Inc REIT	2,524,537
13,060	RLI Corp	1,365,945
71,400	Sabra Health Care Inc REIT	1,299,480
39,237	SEI Investments Co	2,431,517
19,698	Selective Insurance Group Inc	1,598,493
19,054	Signature Bank	4,680,615
22,973	SL Green Realty Corp REIT	1,837,840
106,761	SLM Corp	2,235,575
38,014	Spirit Realty Capital Inc REIT	1,818,590
62,674	Sterling Bancorp	1,553,688
34,851	Stifel Financial Corp	2,260,436
80,498	STORE Capital Corp REIT	2,777,986
49,136	Synovus Financial Corp	2,156,088
16,593	Texas Capital Bancshares Inc(a)	1,053,490
20,662	Trustmark Corp	636,390
14,376	UMB Financial Corp	1,337,831
72,063	Umpqua Holdings Corp	1,329,562
44,364	United Bankshares Inc	1,619,286
36,660	Urban Edge Properties REIT	700,206
134,212	Valley National Bancorp	1,802,467
24,718	Washington Federal Inc	785,538
29,965	Webster Financial Corp	1,598,333
38,893	Weingarten Realty Investors REIT	1,247,298
18,971	Wintrust Financial Corp	1,434,777
		187,307,686
Industrial — 19.34%
11,807	Acuity Brands Inc	2,208,263
48,035	AECOM (a)	3,041,576
20,432	AGCO Corp	2,663,924
21,730	AptarGroup Inc	3,060,453
24,573	Arrow Electronics Inc(a)	2,797,145
32,552	Avnet Inc	1,304,684
21,389	Axon Enterprise Inc(a)	3,781,575
14,566	Belden Inc	736,603
68,493	Builders FirstSource Inc(a)	2,921,911
17,259	Carlisle Cos Inc	3,303,027
16,312	Clean Harbors Inc(a)	1,519,300
58,399	Cognex Corp	4,908,436
8,112	Coherent Inc(a)	2,144,326
39,009	Colfax Corp(a)	1,787,002
16,417	Crane Co	1,516,438
13,604	Curtiss-Wright Corp	1,615,611
41,284	Donaldson Co Inc	2,622,772

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Industrial — (continued)
10,084	Dycom Industries Inc(a)	$ 751,561
14,014	Eagle Materials Inc	1,991,530
17,819	EMCOR Group Inc	2,195,123
18,780	Energizer Holdings Inc	807,164
13,984	EnerSys	1,366,656
43,091	Flowserve Corp	1,737,429
40,845	Fluor Corp(a)	722,956
11,446	GATX Corp(b)	1,012,628
56,027	Graco Inc	4,241,244
8,721	Greif Inc Class A	528,057
27,701	Hexcel Corp(a)	1,728,542
17,960	Hubbell Inc	3,355,646
34,681	II-VI Inc(a)	2,517,494
28,247	ITT Inc	2,587,143
43,814	Jabil Inc	2,546,470
27,324	Kennametal Inc	981,478
19,519	Kirby Corp(a)	1,183,632
40,499	Knight-Swift Transportation Holdings Inc	1,841,085
12,700	Landstar System Inc	2,006,854
11,367	Lennox International Inc	3,987,544
19,687	Lincoln Electric Holdings Inc	2,592,975
8,119	Littelfuse Inc	2,068,640
33,811	Louisiana-Pacific Corp	2,038,465
18,674	MasTec Inc(a)	1,981,311
66,528	MDU Resources Group Inc	2,084,988
18,699	Mercury Systems Inc(a)	1,239,370
18,395	Middleby Corp(a)	3,187,118
12,044	MSA Safety Inc	1,994,246
43,601	National Instruments Corp	1,843,450
17,869	Nordson Corp	3,922,424
54,656	nVent Electric PLC	1,707,453
22,689	Oshkosh Corp	2,827,957
34,542	Owens Corning	3,381,662
13,488	Regal Beloit Corp	1,800,783
17,587	Ryder System Inc	1,307,242
25,291	Silgan Holdings Inc	1,049,576
14,361	Simpson Manufacturing Co Inc	1,586,029
33,269	Sonoco Products Co	2,225,696
30,342	Stericycle Inc(a)	2,170,970
13,784	SYNNEX Corp	1,678,340
22,733	Terex Corp	1,082,545
17,918	Tetra Tech Inc	2,186,713
22,612	Timken Co	1,822,301
10,938	TopBuild Corp(a)	2,163,318
35,402	Toro Co	3,889,972
38,146	Trex Co Inc(a)	3,898,903
26,417	Trinity Industries Inc	710,353
14,184	Universal Display Corp	3,153,529
7,051	Valmont Industries Inc	1,664,389
42,948	Vishay Intertechnology Inc	968,477
55,014	Vontier Corp	1,792,356
18,545	Werner Enterprises Inc	825,623
19,387	Woodward Inc	2,382,275
11,349	Worthington Industries Inc	694,332
33,614	XPO Logistics Inc(a)	4,702,262
		154,649,325
Shares		Fair Value
Technology — 8.50%
39,064	ACI Worldwide Inc(a)	$ 1,450,837
34,704	Amkor Technology Inc	821,444
22,491	Aspen Technology Inc(a)	3,093,412
16,143	Blackbaud Inc(a)	1,236,069
24,568	Brooks Automation Inc	2,340,839
7,788	CACI International Inc Class A(a)	1,986,874
40,290	CDK Global Inc	2,002,010
43,427	Ceridian HCM Holding Inc(a)	4,165,518
18,708	Cirrus Logic Inc(a)	1,592,425
9,524	CMC Materials Inc	1,435,648
15,453	CommVault Systems Inc(a)	1,207,961
13,770	Concentrix Corp(a)	2,214,216
38,183	Cree Inc(a)	3,739,261
17,996	Envestnet Inc(a)	1,365,177
9,516	Fair Isaac Corp(a)	4,783,503
57,616	Genpact Ltd	2,617,495
14,074	J2 Global Inc(a)	1,935,879
46,738	KBR Inc	1,783,055
45,153	Lattice Semiconductor Corp(a)	2,536,695
25,097	Lumentum Holdings Inc(a)	2,058,707
21,035	Manhattan Associates Inc(a)	3,046,709
20,065	Maximus Inc	1,765,118
18,304	MKS Instruments Inc	3,257,197
43,383	NCR Corp(a)	1,978,699
23,789	NetScout Systems Inc(a)	678,938
10,962	Qualys Inc(a)	1,103,764
30,017	Sailpoint Technologies Holdings Inc(a)	1,532,968
18,908	Science Applications International Corp	1,658,799
21,474	Semtech Corp(a)	1,477,411
14,796	Silicon Laboratories Inc(a)	2,267,487
11,684	Synaptics Inc(a)	1,817,797
35,787	Teradata Corp(a)	1,788,276
53,804	Xerox Holdings Corp	1,263,856
		68,004,044
Utilities — 2.93%
16,902	ALLETE Inc	1,182,802
20,599	Black Hills Corp	1,351,912
73,916	Essential Utilities Inc	3,377,961
35,877	Hawaiian Electric Industries Inc	1,516,880
16,545	IDACORP Inc	1,613,137
29,965	National Fuel Gas Co	1,565,671
31,226	New Jersey Resources Corp	1,235,613
16,616	NorthWestern Corp	1,000,616
66,190	OGE Energy Corp	2,227,293
17,415	ONE Gas Inc	1,290,800
27,912	PNM Resources Inc	1,361,268
19,178	Southwest Gas Holdings Inc	1,269,392
16,802	Spire Inc	1,214,281
69,010	UGI Corp	3,195,853
		23,403,479
TOTAL COMMON STOCK — 96.30% (Cost $525,238,949)		$770,261,720

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
845,000	BlackRock FedFund Institutional Class(c), 0.03%(d)	$ 845,000
496,000	Goldman Sachs Financial Square Government Fund Institutional Class(c), 0.02%(d)	496,000
496,000	Invesco Government & Agency Portfolio Institutional Class(c), 0.03%(d)	496,000
505,000	JPMorgan U.S. Government Money Market Fund Capital Shares(c), 0.03%(d)	505,000
650,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(c), 0.03%(d)	650,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.37% (Cost $2,992,000)		$ 2,992,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.77%
$2,166,749	Undivided interest of 2.59% in a repurchase agreement (principal amount/value $83,554,867 with a maturity value of $83,554,983) with RBC Capital Markets Corp, 0.05%, dated 6/30/21 to be repurchased at $2,166,749 on 7/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 8/1/21 - 4/15/62, with a value of $85,225,967.(c)	2,166,749
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,166,749	Undivided interest of 2.65% in a repurchase agreement (principal amount/value $81,757,663 with a maturity value of $81,757,799) with Citigroup Global Markets Inc, 0.06%, dated 6/30/21 to be repurchased at $2,166,749 on 7/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 7/1/21 - 1/15/59, with a value of $83,392,816.(c)	$ 2,166,749
1,797,708	Undivided interest of 9.13% in a repurchase agreement (principal amount/value $19,684,857 with a maturity value of $19,684,884) with Bank of America Securities Inc, 0.05%, dated 6/30/21 to be repurchased at $1,797,708 on 7/1/21 collateralized by various U.S. Government Agency securities, 1.50% - 8.50%, 7/15/21 - 1/15/60, with a value of $20,078,554.(c)	1,797,708
TOTAL SHORT TERM INVESTMENTS — 0.77% (Cost $6,131,206)		$ 6,131,206
TOTAL INVESTMENTS — 97.44% (Cost $534,362,155)		$779,384,926
OTHER ASSETS & LIABILITIES, NET — 2.56%		$ 20,478,123
TOTAL NET ASSETS — 100.00%		$799,863,049

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2021.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of June 30, 2021.
REIT	Real Estate Investment Trust
At June 30, 2021, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P Mid 400® Emini Futures	99	USD	26,654,760	September 2021	$106,750
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2021 (Unaudited)
Great-West S&P Mid Cap 400® Index Fund
ASSETS:
Investments in securities, fair value (including $9,003,254 of securities on loan)(a)	$773,253,720
Repurchase agreements, fair value(b)	6,131,206
Cash	23,474,594
Cash pledged on futures contracts	2,135,070
Dividends receivable	610,307
Subscriptions receivable	985,371
Receivable for investments sold	3,539,392
Variation margin on futures contracts	29,140
Total Assets	810,158,800
LIABILITIES:
Payable for director fees	2,943
Payable for distribution fees	117
Payable for other accrued fees	84,419
Payable for shareholder services fees	86,141
Payable to investment adviser	123,684
Payable upon return of securities loaned	9,123,206
Redemptions payable	875,241
Total Liabilities	10,295,751
NET ASSETS	$799,863,049
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,366,584
Paid-in capital in excess of par	486,018,527
Undistributed/accumulated earnings	307,477,938
NET ASSETS	$799,863,049
NET ASSETS BY CLASS
Investor Class	$274,453,044
Class L	$577,409
Institutional Class	$524,832,596
CAPITAL STOCK:
Authorized
Investor Class	50,000,000
Class L	10,000,000
Institutional Class	200,000,000
Issued and Outstanding
Investor Class	13,208,053
Class L	52,193
Institutional Class	50,405,591
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$20.78
Class L	$11.06
Institutional Class	$10.41
(a) Cost of investments	$528,230,949
(b) Cost of repurchase agreements	$6,131,206
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2021 (Unaudited)
Great-West S&P Mid Cap 400® Index Fund
INVESTMENT INCOME:
Income from securities lending	$14,912
Dividends	5,082,188
Total Income	5,097,100
EXPENSES:
Management fees	682,166
Shareholder services fees – Investor Class	454,567
Shareholder services fees – Class L	958
Audit and tax fees	15,204
Custodian fees	11,699
Director's fees	7,112
Distribution fees – Class L	691
Legal fees	8,020
Pricing fees	985
Registration fees	29,806
Shareholder report fees	16,632
Transfer agent fees	7,241
Other fees	2,449
Total Expenses	1,237,530
Less amount waived by investment adviser	37,514
Less amount waived by distributor - Class L	13
Net Expenses	1,200,003
NET INVESTMENT INCOME	3,897,097
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	52,207,167
Net realized gain on futures contracts	2,639,842
Net Realized Gain	54,847,009
Net change in unrealized appreciation on investments	63,108,737
Net change in unrealized depreciation on futures contracts	(78)
Net Change in Unrealized Appreciation	63,108,659
Net Realized and Unrealized Gain	117,955,668
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$121,852,765
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West S&P Mid Cap 400® Index Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment income	$3,897,097	$9,697,820
Net realized gain	54,847,009	53,508,966
Net change in unrealized appreciation	63,108,659	49,312,010
Net Increase in Net Assets Resulting from Operations	121,852,765	112,518,796
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(317,985)	(13,139,467)
Class L	(1,858)	(1,674,324)
Institutional Class	(3,309,596)	(58,014,511)
From Net Investment Income and Net Realized Gains	(3,629,439)	(72,828,302)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	56,703,169	113,160,028
Class L	21,850	46,313,252
Institutional Class	50,425,749	116,727,631
Shares issued in reinvestment of distributions
Investor Class	317,985	13,139,467
Class L	1,858	1,674,324
Institutional Class	3,309,596	58,014,511
Shares redeemed
Investor Class	(62,820,633)	(150,471,268)
Class L	(72,128)	(60,299,662)
Institutional Class	(93,010,534)	(219,976,780)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(45,123,088)	(81,718,497)
Total Increase (Decrease) in Net Assets	73,100,238	(42,028,003)
NET ASSETS:
Beginning of Period	726,762,811	768,790,814
End of Period	$799,863,049	$726,762,811
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	2,824,709	7,482,115
Class L	2,024	5,715,726
Institutional Class	4,956,858	18,022,251
Shares issued in reinvestment of distributions
Investor Class	15,421	782,855
Class L	169	203,938
Institutional Class	320,387	6,822,744
Shares redeemed
Investor Class	(3,164,907)	(9,923,614)
Class L	(7,152)	(7,271,519)
Institutional Class	(9,359,358)	(26,754,708)
Net Decrease	(4,411,849)	(4,920,212)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2021(Unaudited)	$17.74	0.08	2.98	3.06	(0.02)	-	(0.02)	$20.78	17.27% (d)
12/31/2020	$16.65	0.18	1.93	2.11	(0.16)	(0.86)	(1.02)	$17.74	13.10%
12/31/2019	$13.77	0.19	3.31	3.50	(0.05)	(0.57)	(0.62)	$16.65	25.49%
12/31/2018	$16.81	0.19	(2.11)	(1.92)	(0.11)	(1.01)	(1.12)	$13.77	(11.56%)
12/31/2017	$15.36	0.17	2.22	2.39	(0.10)	(0.84)	(0.94)	$16.81	15.64%
12/31/2016	$13.35	0.17	2.50	2.67	(0.08)	(0.58)	(0.66)	$15.36	19.96%
Class L
06/30/2021(Unaudited)	$ 9.48	0.03	1.59	1.62	(0.04)	-	(0.04)	$11.06	17.05% (d)
12/31/2020	$ 9.27	0.07	1.06	1.13	(0.06)	(0.86)	(0.92)	$ 9.48	13.12%
12/31/2019	$ 7.95	0.09	1.90	1.99	(0.10)	(0.57)	(0.67)	$ 9.27	25.14%
12/31/2018	$10.35	0.12	(1.31)	(1.19)	(0.20)	(1.01)	(1.21)	$ 7.95	(11.75%)
12/31/2017 (e)	$10.00	0.07	1.13	1.20	(0.15)	(0.70)	(0.85)	$10.35	12.10% (d)
Institutional Class
06/30/2021(Unaudited)	$ 8.92	0.06	1.50	1.56	(0.07)	-	(0.07)	$10.41	17.45% (d)
12/31/2020	$ 8.92	0.12	1.00	1.12	(0.26)	(0.86)	(1.12)	$ 8.92	13.49%
12/31/2019	$ 7.68	0.14	1.84	1.98	(0.17)	(0.57)	(0.74)	$ 8.92	25.96%
12/31/2018	$10.01	0.15	(1.24)	(1.09)	(0.23)	(1.01)	(1.24)	$ 7.68	(11.22%)
12/31/2017	$ 9.54	0.14	1.37	1.51	(0.20)	(0.84)	(1.04)	$10.01	16.05%
12/31/2016	$ 8.55	0.14	1.60	1.74	(0.17)	(0.58)	(0.75)	$ 9.54	20.43%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/30/2021 (Unaudited)	$274,453	0.57% (g)	0.55% (g)	0.80% (g)	9% (d)
12/31/2020	$240,113	0.56%	0.55%	1.17%	27%
12/31/2019	$252,895	0.55%	0.55%	1.22%	16%
12/31/2018	$274,730	0.55%	0.55%	1.12%	25%
12/31/2017	$344,709	0.58%	0.58%	1.06%	25%
12/31/2016	$321,816	0.60%	0.60%	1.21%	30%
Class L
06/30/2021 (Unaudited)	$ 577	3.69% (g)	0.80% (g)	0.55% (g)	9% (d)
12/31/2020	$ 542	0.96%	0.80%	0.87%	27%
12/31/2019	$ 13,067	1.08%	0.80%	1.00%	16%
12/31/2018	$ 4,711	2.26%	0.78%	1.25%	25%
12/31/2017 (e)	$ 340	4.61% (g)	0.79% (g)	0.93% (g)	25%
Institutional Class
06/30/2021 (Unaudited)	$524,833	0.19% (g)	0.19% (g)	1.15% (g)	9% (d)
12/31/2020	$486,108	0.19%	0.19%	1.53%	27%
12/31/2019	$502,829	0.19%	0.19%	1.59%	16%
12/31/2018	$452,064	0.19%	0.19%	1.49%	25%
12/31/2017	$500,191	0.22%	0.22%	1.43%	25%
12/31/2016	$428,938	0.25%	0.25%	1.55%	30%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was April 7, 2017.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-five funds. Interests in the Great-West S&P Mid Cap 400® Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s MidCap 400® Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. Effective as of the close of business on October 2, 2020, Class L shares are closed to new investors. Existing shareholders may continue to contribute, reinvest dividends and capital gains arising from Class L shares. The Fund reserves the right to modify or limit the above exceptions or re-open Class L shares at any time without prior notice. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2021

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

Semi-Annual Report - June 30, 2021

As of June 30, 2021, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2021 were as follows:
Federal tax cost of investments	$539,252,808
Gross unrealized appreciation on investments	261,199,629
Gross unrealized depreciation on investments	(20,960,761)
Net unrealized appreciation on investments	$240,238,868
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Semi-Annual Report - June 30, 2021

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 54 futures contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2021 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$106,750 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2021 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$2,639,842	Net change in unrealized depreciation on futures contracts	$(78)
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.18% of the Fund’s average daily net assets up to $1 billion dollars, 0.13% of the Fund’s average daily net assets over $1 billion dollars and 0.08% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.20% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The

Semi-Annual Report - June 30, 2021

agreement’s current term ends on April 30, 2022 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2021, the amounts subject to recoupment were as follows:
Expires December 31, 2021	Expires December 31, 2022	Expires December 31, 2023	Expires June 30, 2024	Recoupment of Past Reimbursed Fees by the Adviser
$15,751	$38,376	$61,165	$37,514	$0
The Adviser and Great-West Funds entered into a sub-advisory agreement with Irish Life Investment Managers Limited (ILIM), an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
The Adviser is responsible for compensating ILIM, which receives monthly compensation for its services at the annual rate of 0.015% of the Fund's net assets.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-five funds for which they serve as directors was $595,500 for the fiscal period ended June 30, 2021.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $63,238,148 and $127,734,767, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2021, the Fund had securities on loan valued at $9,003,254 and received collateral as reported on the Statement of Assets and Liabilities of $9,123,206 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds.The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.

Semi-Annual Report - June 30, 2021

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2021, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2021, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2021

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2021 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 10, 2021. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2021 (the “April Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West S&P Mid Cap 400 Index Fund (the “Fund,” and together with the Company’s other series, the “Great-West Funds”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and Irish Life Investment Managers Limited (the “Sub-Adviser” or “ILIM”), with respect to the Fund. (GWCM is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”). ILIM is an affiliate of GWCM and GWL&A.)

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. GWCM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 30, 2021 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Great-West Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to each of the Great-West Funds, including the Fund and its shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent and anticipated system and process enhancements, such as the implementation of a new trade order management system and compliance tool, use of an industry leading portfolio and risk analytics program, enhancements to investment applications, and GWCM’s efforts generally to ensure that third-party programs used to service the Fund are monitored effectively and upgraded as needed.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility and economic developments and changing circumstances in the mutual fund industry. In this regard, the Board received and considered information furnished by each adviser on the impacts of the coronavirus (COVID-19) outbreak on each adviser generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek investment results that, before fees and expenses, track the total return of the common stocks that comprise the Standard & Poor’s (“S&P”) MidCap 400® Index (the “Index”). Therefore, the Board evaluated the performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three- and five-year periods ended December 31, 2020. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that although the annualized returns of the Fund’s Investor Class were in the fourth quintile of its performance universe for each period reviewed (the first quintile being the best performers and the fifth quintile being the worst performers), the Fund’s Institutional Class outperformed its performance universe median for each period reviewed, ranking in the second, first and first quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2020, respectively.
In evaluating the performance data, the Board considered the expectations of shareholders and that the Fund is not actively managed, and thus, the investment performance of the Fund in absolute terms and relative to the performance universe was not of the importance that normally attaches to the performance of actively managed funds. Of more importance to the Board was the extent to which the Fund achieved its objective to provide investment results that, before fees and expenses, track the total return of the Index. Therefore, the Board focused its attention primarily on the Fund’s performance relative to the Index, noting that although the Investor Class underperformed, and the Institutional Class slightly underperformed, the Index for each period reviewed, any underperformance observed was primarily a result of the Fund’s expenses. In this connection, the Board noted GWCM’s statement that the Fund has accurately tracked the performance of the Index over time. The Board also took into account the Sub-Adviser’s approach to managing indexed investment portfolios, the organization, composition and experience of its investment personnel and its operational risk controls, among other things.
In addition, the Board considered GWCM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including GWCM’s systematic approach to performance monitoring. Also relevant to the Board’s evaluation was GWCM’s assessment that the Fund meets expectations with respect to its investment objective and that GWCM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.

Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised Funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2022, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratio for all funds in the peer group. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board observed that the Contractual Management Fee for each class of the Fund was lower than its respective peer group median contractual management fee. The Board also observed that the Fund’s Investor Class total annual operating expense ratio was in the third quintile of its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses) and equal to its peer group median. The Fund’s Institutional Class total annual operating expense ratio was lower than the median of its peer group, ranking in the first quintile of its peer group. In assessing the foregoing, the Board also noted GWCM’s view that the total annual operating expense ratio for the Fund’s Investor Class is reasonable because it is equal to its peer group median.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. Although not identified specifically as accounts or products comparable to the Fund, the Board noted that the information provided by the Sub-Adviser included the fees charged by ILIM to GWCM for the other series of the Company sub-advised by ILIM, including other equity index funds and an international equity fund (as to a sleeve of the fund) (collectively, the “ILIM Sub-Advised Funds”). The Board also noted the Sub-Adviser’s statement that the sub-advisory fee charged to GWCM for the Fund is consistent with pricing for mandates of similar size and services.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser.
With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to the ILIM Sub-Advised Funds (i.e., including the Fund).
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. The Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through services that benefit shareholders, competitive management fee rates set at the outset and investments in the business intended to enhance services available to shareholders. In its evaluation, the Board noted that the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased.
The Board also reviewed data provided by Broadridge regarding the percentage of the management fee retained by GWCM, which indicated that such percentage was above the median of the Fund’s Lipper investment classification. In this regard, the Board considered GWCM’s assessment that while it does not know which specific peer funds were included in Broadridge’s analysis, GWCM believes that the total expense ratio is the most comparable metric across funds and by this measure—with respect to the Fund’s total annual operating expense ratio—the Institutional Class is below its peer group median. The Board also took into account that the sub-advisory fee under the Sub-Advisory Agreement is paid by GWCM out of the management fee it receives under the Advisory Agreement, which, as noted, includes breakpoints. In addition, the Board considered its observation regarding the Fund’s Contractual Management Fee for each class being below its peer group median.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the Sub-Adviser’s statement that its primary “fall-out” benefit from managing the Fund is the reputational value associated with serving as Sub-Adviser which may support its business growth in the U.S. and elsewhere in the future.
The Board also noted where services were provided to the Fund by affiliates of GWCM and the Sub-Adviser, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower Retirement, LLC (“Empower”) pursuant to a shareholder services agreement, effective April 29, 2020. (GWL&A, the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015.) In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 18, 2021